Deposits (Summary of Deposits) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Savings, Weighted Average Rate	0.28%	0.37%
Checking accounts, Weighted Average Rate	0.17%	0.21%
Money market deposits, Weighted Average Rate	0.34%	0.37%
Total transaction accounts, Weighted Average Rate	0.25%	0.30%
Certificates of deposit, Weighted Average Rate	0.83%	1.19%
Total Deposits, Weighted Average Rate	0.43%	0.60%
Savings, Amount	$ 2,212,034	$ 1,718,199
Checking accounts, Amount	3,163,250	2,498,829
Money market deposits, Amount	1,958,982	1,585,865
Total transaction accounts, Amount	7,334,266	5,802,893
Certificates of deposit, Amount	3,384,545	2,965,964
Total Deposit, Amount	$ 10,718,811	$ 8,768,857
Savings, Percentage of Total	20.64%	19.59%
Checking accounts, Percentage of Total	29.50%	28.50%
Money market deposit, Percentage of Total	18.28%	18.09%
Total transaction accounts, Percentage of Total	68.42%	66.18%
Certificate of deposit, Percentage of Total	31.58%	33.82%
Total Deposits, Percentage of Total	100.00%	100.00%